STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS (Details) (USD $)	3 Months Ended								12 Months Ended				12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Mt. Hawley Insurance Company	Dec. 31, 2011 Insurance subsidiaries	Dec. 31, 2010 Insurance subsidiaries	Dec. 31, 2009 Insurance subsidiaries	Dec. 31, 2011 RLI Ins.	Oct. 31, 2011 RLI Ins.	Jun. 30, 2011 RLI Ins.	Dec. 31, 2010 RLI Ins.	Dec. 31, 2011 RLI Ins.	Dec. 31, 2010 RLI Ins.	Dec. 31, 2011 Common Stock: Mt. Hawley Insurance Company
Statutory information and dividend restrictions
Cost basis of RLI stock held by the subsidiary												$ 64,600,000
Selected information for insurance subsidiaries
Consolidated net income, statutory basis													118,922,000	143,091,000	116,332,000
Consolidated surplus, statutory basis													710,186,000	732,379,000	784,161,000							14,700,000
Dividend restriction as percentage of policyholder surplus																				10.00%
Net income	30,692,000	26,057,000	47,381,000	26,461,000	40,252,000	27,965,000	34,994,000	24,221,000	130,591,000	127,432,000	93,845,000									139,000,000
Maximum dividend distribution that can be paid without prior approval of regulatory authority																139,000,000			129,300,000	139,000,000	129,300,000
Total cash dividends paid																125,000,000		25,000,000	150,000,000	150,000,000	208,000,000
Extraordinary dividend paid after seeking and receiving approval from the Illinois regulatory authorities																	$ 150,000,000	$ 150,000,000